Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Nov. 19, 2024
C000254438
Account Value [Line Items]
Line Graph and Table Measure Name	Atlas America Fund
Account Value	$ 10,542	$ 10,517	$ 10,497	$ 10,346	$ 10,197	$ 10,190	$ 10,056	$ 10,048	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	10,574	10,062	9,467	9,531	10,100	10,234	9,957	10,200	10,000
Bloomberg 7-10 Year Total Return Index
Account Value [Line Items]
Account Value	$ 10,457	$ 10,294	$ 10,417	$ 10,312	$ 10,273	$ 9,992	$ 9,926	$ 10,153	$ 10,000